EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
Disclosure of employee compensation
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2026	2025
Salaries and other short-term employee benefits	$1,724.7	$1,697.0
Share-based payments expense, net of equity swap (Note 25)	60.0	45.9
Post-employment benefits – defined benefit plans (Note 21)	42.2	37.4
Post-employment benefits – defined contribution plans	42.6	39.8
Termination benefits	13.7	35.0
Total employee compensation	$1,883.2	$1,855.1